SEGMENT RPEORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
SCHEDULE OF INSURANCE SEGMENT

	March 31,	March 31,
	2025	2024

Revenue from external customers	$	$
Commission income	5,105,532	2,558,876
Service and fee income	53,401	77,731
Total revenue	5,189,933	2,636,607

Less: Significant and other Insurance Segment expenses
Commission expense	44,385	54,659
Enrollment expense	232,828	142,594
Salaries and wages	628,104	716,662
General and administrative	174,157	290,916
Pension expense	386	100,428
Related party service fees	243,000	123,000
Total insurance segment expenses	1,322,860	1,428,259
Insurance segment net income	3,836,073	1,208,348

Reconciliation of segment net income
Charitable contribution expense	(880,092)	(292,457)
Interest income (expense), net	27,916	16,653
Net income	$2,983,897	$932,544

	December 31,	December 31,
	2024	2023

Revenue	$	$
Commission income	14,261,944	7,734,257
Service and fee income	412,178	217,613
Total revenue	14,674,122	7,951,870

Less: Significant and other Insurance Segment expenses
Commission expense	223,004	244,266
Enrollment expense	1,086,182	1,530,770
Salaries and wages	3,516,128	2,879,575
General and administrative	1,454,627	1,463,809
Pension expense	1,542	401,713
Related party expenses	789,000	534,511
Insurance segment net income	7,603,639	897,226

Reconciliation of segment net income
Charitable contribution expense	(5,588,474)	(753,012)
Interest income (expense), net	129,500	13,387
Net income	$2,144,665	$157,601